GENERAL (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Minority Interest [Table Text Block]
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership and control
	December 31,
	2013	2014
Name of subsidiary (affiliate)

Matrix	50.1	50.2
Magic(1)	51.6	45.1
Sapiens(2)	48.6	50.2
Insync	-	100

1)	From March 5, 2014 until December 31, 2014 Magic's results of operations were reflected in the Company's results of operations using the equity method of accounting.

2)
From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 23, 2014 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Consolidated Balance Sheets:

	December 31, 2013
	As previously reported	change	As presented in these financial statements

Trade receivables, net	$201,144	$(7,562)	$193,582

Other accounts receivable and prepaid expenses	34,609	1,879	36,488

Total Formula Systems (1985) shareholders’ equity	322,185	(2,844)	319,341

Non-controlling interests	$159,653	$(2,839)	$156,814

Consolidated Statement of Income:

	Year ended December 31, 2013
	As previously reported	change	As presented in these financial statements

Revenues	$796,674	$(793)	$795,881

Taxes on income	8,926	(198)	8,728

Net income	107,056	(595)	106,461

Net income attributable to non-controlling interests	24,336	(297)	24,039

Net income attributable to Formula Systems (1985) shareholders	$80,985	$(298)	$80,687

Diluted net earnings per share attributable to Formula Systems (1985)	$5.70	$(0.02)	$5.68

	Year ended December 31, 2012
	As previously reported	The change	As presented In these financial statements

Revenues	$744,731	$(1,750)	$742,981

Taxes on income	6,583	(438)	6,145

Net income	47,484	(1,312)	46,172

Net income attributable to non-controlling interests	24,421	(655)	23,766

Net income attributable to Formula Systems (1985) shareholders	$24,030	$(657)	$23,373

Diluted net earnings per share attributable to Formula Systems (1985)	$1.72	$(0.05)	$1.67